UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2006


Item 1. Report to Stockholders.


Calvert

Investments that make a difference

September 30, 2006
Annual Report
Calvert Social Index Fund

Important!
Take the Calvert Environment and Climate Change Survey -- Details on Inside Cover
www.calvert.com/survey

Calvert

Investments that make a difference

a UNIFI company

Take the Calvert Environment and Climate Change Survey

Thank you so much for your support of Calvert. From time to time we seek the input from investors like you to help inform our social investment policy choices. We would greatly appreciate your participation in a 10-minute on-line survey focused on the Environment, Climate Change, and Energy Issues. If you are interested in participating, please go to the following link: www.calvert.com/survey. We thank you in advance for your participation. The survey will close on December 22, so respond soon!

Table of Contents

President's Letter

1

Social Update

3

Portfolio Management Discussion

6

Shareholder Expense Example

10

Report of Independent Registered Public Accounting Firm

12

Statement of Net Assets

13

Statement of Operations

30

Statements of Changes in Net Assets

31

Notes to Financial Statements

33

Financial Highlights

38

Explanation of Financial Tables

42

Proxy Voting and Availability of Quarterly Portfolio Holdings

44

Director and Officer Information Table

46

Dear Shareholder:

Over the 12 months ended September 30, 2006, the U.S. economy and financial markets have moved solidly ahead while facing shifting pressures from fluctuating energy prices and interest rates, the ongoing war in Iraq, and a change in Federal Reserve (Fed) leadership and policies. In a challenging environment, U.S. companies have shown resilience and are reporting strong earnings and profits and cash-heavy balance sheets with solid potential for business investment and expansion. These trends, along with diminishing interest-rate concerns and declining energy prices, bode well for a healthy economy and the long-term performance of the stock market.

During the reporting period, we've also begun to see some encouraging shifts in the areas of U.S. stock market leadership as investors move from pursuing more speculative, short-term trends toward higher-quality, more fundamentally oriented investing. We believe this trend will provide a positive backdrop as well to the types of high-quality, growth-oriented stocks included in the Calvert Social Index.

Former Calvert Board Member Awarded 2006 Nobel Peace Prize

Recently, Dr. Muhammad Yunus and Grameen Bank were jointly awarded the 2006 Nobel Peace Prize for their pioneering work in microfinance. An original board member of Calvert World Values Fund, Dr. Yunus founded the Grameen Bank in 1976 to provide poor people with access to small loans that empower them to start or expand their own businesses. This award is especially significant in that it makes explicit and acknowledges the direct link between financial self-sufficiency and peace. Calvert is proud of our 10-year association with Dr. Yunus and of the role that our firm and shareholders have played in supporting Dr. Yunus's Nobel Prize-winning work in microfinance.

Advancing Regulatory Oversight

On the regulatory front, we continue to strengthen compliance operations with regard to codes of ethics, compliance programs, and SEC and NASD disclosure requirements. Our Chief Compliance Officer for Calvert Funds, Karen Becker, a Calvert veteran of 20 years, has oversight of and administers all Fund policies and procedures which have been designed with the highest level of integrity.

30 Acts of Caring

For our 30th anniversary, Calvert staff decided to honor the founding spirit of the company with 30 separate acts of caring. From book and clothing drives to refurbishing homes with Habitat for Humanity-- to working in soup kitchens, volunteering at elder daycare centers, and raising money to grant the wishes of ill children for the Make A Wish Foundation--Calvert employees are participating fully in this celebration of community service.

A Long-Term, Disciplined Outlook

Looking ahead, we believe our disciplined, research-driven investment process will lead to rewarding long-term performance for Calvert investors. We encourage you to work with a financial professional to maintain a strategic investment plan and diversified portfolio. Your advisor can provide important insights into investment markets and personal financial planning, particularly in challenging markets.

As Calvert celebrates its 30th anniversary year, I'd like to thank you for your continued confidence in our investment products. Calvert continues to strive toward its dual goals of favorable investment results and a positive impact on corporate responsibility. We look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
October 2006

Social Update
from the Calvert Social Research Department

As a company, through the work of Calvert Social Research Department, and through our unique investment programs, Calvert is a leader in socially responsible investment practices. This Social Update highlights key initiatives and involvement for the 12-month reporting period ended September 30, 2006.

Shareholder Advocacy

We filed 17 shareholder resolutions during the 2006 proxy season, eight of which resulted in successful corporate dialogues and six of which were voted upon. Two of the resolutions received more than one-third of the vote (considered very high for shareholder-initiated proposals)--Home Depot on equal employment opportunity issues and Standard Pacific on energy efficiency. We also filed resolutions regarding sustainable forestry, predatory lending, animal welfare, disclosure and reporting, and contributions to political organizations and campaigns.

Corporate board diversity remains a major area of Calvert focus, with one-third of the resolutions filed for the reporting period in this area. We revisited our efforts launched in 2002, when Calvert sent letters to 154 companies in the Calvert Social Index Fund with no gender or racial diversity on their boards. Two-thirds of those companies still in the Index now have board diversity or a statement endorsing board diversity. For more information about these initiatives, see Shareholder Advocacy at www.calvert.com/sri_648.html.

Deepening our Impact

We are developing a plan to heighten the visibility and extend the impact of our overall advocacy efforts. While we will continue to file shareholder resolutions and engage management of the companies we hold in dialogue, we are expanding our approach to other advocacy tools and channels. This includes direct company and industry-wide dialogues (whether on our own or in multi-stakeholder settings) and industry standard-setting exercises to help leverage change across industries on a global basis. We also plan to engage in public policy and regulatory advocacy, by taking advantage of our proximity to and relationships with the U.S. government, non-governmental organizations, think tanks, and media.

Community Investments

Many of our Funds participate in Calvert's community investing, or High Social Impact Investing (HSII) program, administered through the Calvert Social Investment Foundation. The HSII program may allocate up to between 1% and 3% of Fund assets at below-market rates to provide economic opportunity for struggling populations.1 During the reporting period, the Foundation made several investments to groups working to revitalize the Gulf Coast Region in the aftermath of Hurricanes Katrina and Rita. MicroCredit Enterprises (MCE), a non-profit that leverages private capital to make tiny business loans to women in developing countries living in extreme poverty, was another organization receiving an investment from the Foundation.

Global Issues

China and the Internet. As China clamps down on freedom of information and expression, several major U.S. internet and information technology companies have come under scrutiny by members of Congress, the media and various human rights organizations. We are now in discussions with several major portfolio holdings about minimizing their complicity in human rights abuses and disclosing how they are complying with government policy. Bennett Freeman, Calvert's Senior Vice President for Social Research and Policy, participated on Calvert's behalf in a multi-stakeholder dialogue convened by the Center for Democracy and Technology (CDT). This event aimed to develop a global industry standard addressing these issues, and included leading companies such as Microsoft, Google and Yahoo.

Sudan. Calvert has also made a commitment to address the human rights crisis in Sudan. Due to our long-standing human rights and Indigenous Peoples' rights criteria, we do not invest in companies that materially contribute to sustaining the Sudanese regime and the abuses in Darfur. We continue to scrutinize our holdings for such involvement and will, if necessary, take action through engagement or divestment. We remain prepared to lend our name and voice to appropriate opportunities as they arise, whether through engagement with companies or public policy initiatives.

Special Equities

A modest but important portion of certain Calvert portfolios is invested in private companies that make socially or environmentally helpful products or provide such services, both with a profit objective. We have long been involved in the technology side of the alternative energy sector, but we're seeing a new area of growth in related services. To that end, we have invested in Global Resource Options, one of the largest solar power installation services in the country.2 While this is still a fragmented field, the company has already expanded into some of the more challenging areas of the country. And with more states starting to provide tax credits geared at alternative energy, the growth potential is significant.

Also, through the Special Equities program, we have invested in the Rose Smart Growth Fund, which acquires buildings in urban, mass-transit oriented locations around the country. Rose manages these buildings to a "green" standard, seeking increased energy efficiency, decreased operating expenses, healthier indoor environments, and higher tenant retention. The Rose Fund acquired its first asset in April 2006, consisting of two historic office buildings in Seattle, Washington that the Fund seeks to certify with the US Green Building Council's Leadership in Energy and Environmental Design (LEED) Rating System™, the nationally accepted benchmark for the design, construction, and operation of high performance green buildings. Supporting this green building movement allows us to diversify our efforts to reduce energy usage.3

Special Recognition

Finally, we want to congratulate Muhammad Yunus of Grameen Bank, who recently won the Nobel Peace Prize--the first banker to ever do so--for his work in microfinance. Calvert has a long history with Dr. Yunus, who is a former board member of the Calvert World Values Fund. Dr. Yunus' efforts to fight global poverty have been an inspiration to all of us--and have particularly served as an inspiration for our High Social Impact Investing program.

1. As of September 30, 2006, Calvert Social Investment Foundation represented the following percentages of Fund net assets: Calvert Social Investment Fund (CSIF) Balanced, 0.82%; CSIF Bond, 0.44%; CSIF Equity, 0.57%; Calvert Capital Accumulation Fund, 1.02%; Calvert World Values Fund International Equity Fund, 0.74%; Calvert Large Cap Growth Fund, 0.30%; and Calvert New Vision Small Cap Fund, 0.62%. All holdings are subject to change without notice. The Calvert Social Investment Foundation is a 501(c)(3) nonprofit organization.

2. On September 30, 2006, Global Resource Options represented 0.06% of the Calvert Social Investment Fund Equity Portfolio.

3. On September 30, 2006, Rose Smart Growth Fund represented 0.17% of the Calvert Social Investment Fund Balanced Portfolio.

Portfolio Management Discussion

Steve Falci

Chief Investment Officer, Equities
Calvert Asset Management Company

Investment Performance Summary

For the year ending September 30, 2006, Calvert Social Index Fund Class A shares (at NAV*) returned 9.14%, and the Fund's benchmark, the Calvert Social Index, returned 9.88%. The Fund, unlike the Index, bears management expenses and transaction costs. For the most part, these factors accounted for the Fund's margin of underperformance relative to the Index.

In comparison with other measures of large-cap stock performance, the Calvert Social Index slightly underperformed, with the Russell 1000® Index up 10.25% and the S&P 500 returning 10.78% for the 12-month period. The sluggish performance of Information Technology stocks, a sector to which Calvert Social Index is overweight relative to the other broad-market benchmarks, accounted for the slight underperformance relative to these other measures of equity market performance.

Investment Climate

In last year's letter (September 30, 2005), we expressed hope about how the equity market would behave once oil prices retreated from their then-historic highs. As crude oil prices rose over the first six months of the ensuing period, the stock market as a whole performed quite well. Calvert Social Index rose 7.41% and the Russell 1000® Index rose 6.71% during this time period.

However, energy stocks did not march in lock step with crude oil prices, and the Energy sector of the Russell 1000 Index instead lost value over this six-month period.

Market leadership during this time was distributed among the Materials, Industrials, Financials and Telecommunications sectors. When crude oil prices jumped from $65 to $75 per barrel in the Spring, market leadership again narrowed to Energy. The second quarter of 2006 saw modest losses in U.S. equity markets, primarily due to the poor performance of the Information Technology sector. As crude oil prices peaked near $80 per barrel in July, then fell precipitously to close out the period near $60 per barrel, U.S. stock markets produced a rally with diversified leadership.

The ups and downs of the past year were not all attributable to the fluctuations of energy stocks and energy prices. The Telecommunications sector posted strong returns, driven by mergers among the leading landline and wireless-service providers. Financials also performed well, despite continued short-term interest rate hikes throughout the period.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy. The investment objective of the Fund is to match, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion. Fluctuation in the Fund's total return is a direct reflection of fluctuating performance for Index stocks based on changing market conditions.

The Financials and Telecommunications sectors paced performance in the Index over the past year. The Fund was buoyed by the strong performance of major banks like Bank of America and JP Morgan-Chase. Some smaller financial firms, particularly investment management firms and real estate management companies, also posted strong returns in the Financial Services sector. In Telecommunications, both AT&T and BellSouth provided strong returns after BellSouth agreed to be acquired by AT&T. The combined firm will be the largest telecommunications service provider in the U.S.

While crude oil prices and energy companies captured lots of headlines, that did not translate into good stock performance. Energy turned out to be the only money-losing sector in the Fund and Index during the one-year period. Fortunately, both have a relatively smaller percentage of holdings in that sector than does either the Russell 1000 Index or S&P 500 Index--which proved beneficial to its performance relative to these indices.

Consumer Discretionary stocks in the Fund and the Index did not fare well during the period, due to a softening housing market and the bursting of the microbubble in satellite radio. Rising inventories of unsold homes nationwide caused each of the homebuilder stocks in the Fund and the Index to decline at least 25% during the 12 months, with associated ripples affecting stocks like Home Depot and Lowes. XM Radio and Sirius Satellite Radio were down 64.1% and 40.3%, respectively, as the number of new subscribers failed to meet very bullish expectations.

Outlook

Fed rate hikes have moved the target Fed funds rate into a historically neutral range--neither overly accommodative nor restrictive. Stock prices appear to be accounting for the good news of an end to this round of rate hikes. However, equity markets remain at risk if growth slows or inflation picks up. Softness in the market for residential real estate may keep economic growth in check and a rebound in fuel and energy prices would not be welcome news for growth or inflation concerns.

October 2006

As of September 30, 2006, the following companies represented the following percentages of Fund net assets: Bank of America 3.33%, JP Morgan Chase 2.22%, AT&T 1.72%, BellSouth 1.07%, Home Depot 1.02%, Lowes 0.59%, XM Satellite Radio Holdings 0.05%, and Sirius Satellite Radio 0.07%. All portfolio holdings are subject to change without notice.

Portfolio Statistics
September 30, 2006

Investment Performance
(total return at NAV*)
	6 Months	12 Months
	ended	ended
	9/30/06	9/30/06
Class A	2.00%	9.14%
Class B	1.47%	8.00%
Class C	1.47%	8.01%
Class I	2.23%	9.61%
Calvert Social Index	2.30%	9.88%
Lipper Multi Cap Core Funds Avg	0.76%	8.38%

Ten Largest Stock Holdings
	% of Net Assets
Bank of America Corp.	3.3%
Microsoft Corp.	3.3%
Pfizer, Inc.	2.8%
Procter & Gamble Co.	2.7%
Johnson & Johnson	2.6%
JP Morgan Chase & Co.	2.2%
Cisco Systems, Inc.	1.9%
AT&T, Inc.	1.7%
International Business
Machines Corp.	1.7%
Intel Corp.	1.6%
Total	23.8%

*Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Portfolio Statistics
September 30, 2006
Average Annual Total Returns
(with max. load)

	Class A Shares
One year	3.98%
Five Year	4.39%
Since inception	(3.47%)
(6/30/00)

	Class B Shares
One year	3.00%
Five Year	4.00%
Since inception	(3.66%)
(6/30/00)

	Class C Shares
One year	7.01%
Five Year	4.36%
Since inception	(3.67%)
(6/30/00)

Portfolio Statistics
September 30, 2006

Average Annual Total Returns
	Class I Shares
One year	9.61%
Five Year	5.81%
Since inception	(2.32%)
(6/30/00)

Economic Sectors	% of total investments

Consumer Discretionary	10.5%
Consumer Staples	6.7%
Energy	1.8%
Financials	26.4%
Health Care	14.2%
Industrials	6.3%
Information Technology	25.8%
Materials	1.1%
Telecommunications Services	3.9%
U.S. Government Agency Obligations	2.1%
U.S. Government Obligations	0.3%
Utilities	0.9%
Total	100%

Performance Comparison
Comparison of change in value of $10,000 investment.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum 4.75% front-end sales charge or deferred sales charge, as applicable. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/06	9/30/06	4/1/06 - 9/30/06
Class A
Actual	$1,000.00	$1,020.00	$3.80
Hypothetical	$1,000.00	$1,021.31	$3.80
(5% return per year before expenses)
Class B
Actual	$1,000.00	$1,014.70	$8.84
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per year before expenses)
Class C
Actual	$1,000.00	$1,014.70	$8.84
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per year before expenses)
Class I
Actual	$1,000.00	$1,022.30	$1.06
Hypothetical	$1,000.00	$1,024.02	$1.07
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund, the sole series of the Calvert Social Index Series, Inc., as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, PA
November 20, 2006

Statement of Net Assets
September 30, 2006

EQUITY SECURITIES - 97.5%	Shares	Value
Aerospace & Defense - 0.0%
BE Aerospace, Inc.*	763	$16,092
Hexcel Corp.*	910	12,876
		28,968

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	1,711	76,276
Expeditors International Washington, Inc.	2,100	93,618
FedEx Corp.	2,809	305,282
United Parcel Service, Inc., Class B	6,519	468,977
		944,153

Airlines - 0.3%
Continental Airlines, Inc., Class B*	881	24,941
JetBlue Airways Corp.*	1,606	14,888
Southwest Airlines Co.	7,746	129,048
UAL Corp.*	910	24,179
US Airways Group, Inc.*	637	28,238
		221,294

Auto Components - 0.1%
BorgWarner, Inc.	561	32,072
Gentex Corp.	1,446	20,548
		52,620

Automobiles - 0.2%
Harley-Davidson, Inc.	2,583	162,083

Beverages - 0.0%
Hansen Natural Corp.*	709	23,028

Biotechnology - 2.4%
Alkermes, Inc.*	994	15,755
Amgen, Inc.*	11,619	831,107
Amylin Pharmaceuticals, Inc.*	1,109	48,874
Biogen Idec, Inc.*	3,371	150,616
Genzyme Corp. - General Division*	2,544	171,644
Gilead Sciences, Inc.*	4,501	309,219
Icos Corp.*	587	14,710
Medimmune, Inc.*	2,359	68,906
Millennium Pharmaceuticals, Inc.*	3,076	30,606
OSI Pharmaceuticals, Inc.*	562	21,092
PDL BioPharma, Inc.*	1,127	21,638
Vertex Pharmaceuticals, Inc.*	1,101	37,049
		1,721,216

EQUITY SECURITIES - Cont'd	Shares	Value
Building Products - 0.3%
American Standard Co.'s, Inc.	1,644	$68,999
Lennox International, Inc.	659	15,091
Masco Corp.	3,914	107,322
		191,412

Capital Markets - 3.4%
A.G. Edwards, Inc.	754	40,173
Affiliated Managers Group, Inc.*	308	30,834
Bank of New York Co., Inc.	7,508	264,732
BlackRock, Inc.	143	21,307
Charles Schwab Corp.	10,243	183,350
E*Trade Financial Corp.*	4,209	100,679
Eaton Vance Corp.	1,257	36,277
Federated Investors, Inc., Class B	978	33,066
Franklin Resources, Inc.	1,685	178,189
Goldman Sachs Group, Inc.	3,635	614,933
Investment Technology Group, Inc.*	425	19,019
Investors Financial Services Corp.	640	27,571
Jefferies Group, Inc.	1,014	28,899
Legg Mason, Inc.	1,292	130,311
Mellon Financial Corp.	4,075	159,332
Northern Trust Corp.	1,917	112,010
Nuveen Investments, Inc.	779	39,908
SEI Investments Co.	708	39,783
State Street Corp.	3,279	204,610
T. Rowe Price Group, Inc.	2,603	124,554
TD Ameritrade Holding Corp.	2,422	45,655
Waddell & Reed Financial, Inc.	835	20,666
		2,455,858

Chemicals - 0.7%
Air Products & Chemicals, Inc.	2,047	135,859
Airgas, Inc.	659	23,836
Ecolab, Inc.	1,796	76,905
Lubrizol Corp.	673	30,776
Praxair, Inc.	3,204	189,549
Sigma-Aldrich Corp.	567	42,905
		499,830

Commercial Banks - 7.8%
AmSouth Bancorp	3,237	94,002
Associated Banc-Corp.	1,219	39,617
BancorpSouth, Inc.	731	20,293
Bank of Hawaii Corp.	501	24,128
BB&T Corp.	5,292	231,684
Cathay General Bancorp	432	15,595
Chittenden Corp.	453	12,997
City National Corp.	389	26,086
Colonial Bancgroup, Inc.	1,518	37,191
Comerica, Inc.	1,603	91,243
Commerce Bancorp, Inc.	1,804	66,225
Commerce Bancshares, Inc.	658	33,275
Compass Bancshares, Inc.	1,272	72,479

EQUITY SECURITIES - Cont'd	Shares	Value
Commercial Banks - Cont'd
Cullen/Frost Bankers, Inc.	542	$31,338
East-West Bancorp, Inc.	563	22,300
Fifth Third Bancorp	4,636	176,539
First Horizon National Corp.	1,216	46,220
First Midwest Bancorp, Inc.	491	18,604
FirstMerit Corp.	736	17,053
Fulton Financial Corp.	1,708	27,652
Greater Bay Bancorp	497	14,020
Huntington Bancshares, Inc.	2,221	53,149
KeyCorp Ltd.	4,012	150,209
M&T Bank Corp.	791	94,888
Marshall & Ilsley Corp.	2,145	103,346
Mercantile Bankshares Corp.	1,235	44,793
National City Corp.	5,627	205,948
North Fork Bancorp, Inc.	4,275	122,436
Old National Bancorp	596	11,384
Pacific Capital Bancorp	462	12,460
PNC Financial Services Group, Inc.	2,905	210,438
Popular, Inc.	2,513	48,853
Regions Financial Corp.	4,500	165,555
Sky Financial Group, Inc.	1,072	26,693
South Financial Group, Inc.	733	19,080
SunTrust Banks, Inc.	3,556	274,808
SVB Financial Group*	340	15,178
Synovus Financial Corp.	2,651	77,860
TCF Financial Corp.	1,232	32,389
TD Banknorth, Inc.	986	28,476
Texas Regional Bancshares, Inc.	495	19,033
Trustmark Corp.	484	15,212
UCBH Holdings, Inc.	928	16,203
Umpqua Holdings Corp.	563	16,102
United Bankshares, Inc.	394	14,665
US Bancorp	17,539	582,646
Valley National Bancorp	1,151	29,431
Wachovia Corp.	15,663	873,995
Wells Fargo & Co.	31,095	1,125,017
Westamerica Bancorporation	307	15,507
Whitney Holding Corp.	647	23,143
Wilmington Trust Corp.	672	29,938
Zions Bancorp	1,043	83,242
		5,660,618

Commercial Services & Supplies - 0.8%
Adesa, Inc.	838	19,366
Avery Dennison Corp.	962	57,883
Brink's Co.	442	23,452
Corporate Executive Board Co.	394	35,425
D & B Corp.*	619	46,419
Herman Miller, Inc.	643	21,997
HNI Corp.	401	16,674
Manpower, Inc.	860	52,692
Monster Worldwide, Inc.*	1,132	40,967
Pitney Bowes, Inc.	2,187	97,037

EQUITY SECURITIES - Cont'd	Shares	Value
Commercial Services & Supplies - Cont'd
Robert Half International, Inc.	1,697	$57,647
RR Donnelley & Sons Co.	2,123	69,974
United Stationers, Inc.*	311	14,465
		553,998

Communications Equipment - 4.1%
3Com Corp.*	3,883	17,124
ADC Telecommunications, Inc.*	1,141	17,115
Adtran, Inc.	640	15,258
Andrew Corp.*	1,572	14,509
Avaya, Inc.*	4,550	52,052
Ciena Corp.*	827	22,536
Cisco Systems, Inc.*	60,609	1,394,007
CommScope, Inc.*	581	19,092
F5 Networks, Inc.*	399	21,434
InterDigital Communications Corp.*	537	18,312
JDS Uniphase Corp.*	16,603	36,361
Juniper Networks, Inc.*	5,561	96,094
Motorola, Inc.	24,143	603,575
Polycom, Inc.*	859	21,071
Qualcomm, Inc.	16,278	591,705
Tellabs, Inc.*	4,047	44,355
		2,984,600

Computers & Peripherals - 6.1%
Apple Computer, Inc.*	8,362	644,125
Avid Technology, Inc.*	416	15,151
Dell, Inc.*	19,787	451,935
Diebold, Inc.	646	28,120
EMC Corp.*	22,649	271,335
Emulex Corp.*	831	15,099
Hewlett-Packard Co.	27,489	1,008,571
Imation Corp.	343	13,772
International Business Machines Corp.	14,996	1,228,772
Lexmark International, Inc.*	1,037	59,794
NCR Corp.*	1,793	70,788
Network Appliance, Inc.*	3,687	136,456
Palm, Inc.*	934	13,599
QLogic Corp.*	1,570	29,673
SanDisk Corp.*	1,917	102,636
Seagate Technology, Inc.*	5,271	121,707
Sun Microsystems, Inc.*	34,467	171,301
Western Digital Corp.*	2,174	39,349
		4,422,183

Construction Materials - 0.0%
Eagle Materials, Inc.	495	16,672

Consumer Finance - 1.4%
American Express Co.	10,610	595,009
AmeriCredit Corp.*	1,285	32,112
Capital One Financial Corp.	3,016	237,238
First Marblehead Corp.	306	21,194

EQUITY SECURITIES - Cont'd	Shares	Value
Consumer Finance - Cont'd
SLM Corp.	4,068	$211,455
		1,097,008

Containers & Packaging - 0.2%
Aptargroup, Inc.	319	16,231
Bemis Co.	1,037	34,076
Sealed Air Corp.	803	43,458
Sonoco Products Co.	976	32,833
		126,598

Distributors - 0.1%
Genuine Parts Co.	1,703	73,450

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	1,396	68,739
Corinthian Colleges, Inc.*	848	9,167
DeVry, Inc.*	603	12,826
Laureate Education, Inc.*	466	22,303
Regis Corp.	447	16,025
Strayer Education, Inc.	141	15,257
Weight Watchers International, Inc.	442	19,598
		163,915

Diversified Financial Services - 6.2%
Bank of America Corp.	44,969	2,408,989
Chicago Mercantile Exchange Holdings, Inc.	315	150,649
CIT Group, Inc.	1,968	95,704
JPMorgan Chase & Co.	34,239	1,607,863
Leucadia National Corp.	1,590	41,610
Moody's Corp.	2,361	154,362
Nasdaq Stock Market, Inc.*	957	28,940
NYSE Group, Inc.*	513	38,347
		4,526,464

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	38,275	1,246,234
BellSouth Corp.	18,050	771,638
CenturyTel, Inc.	1,070	42,447
Citizens Communications Co.	3,161	44,380
Embarq Corp.	1,462	70,717
Windstream Corp.	4,649	61,316
		2,236,732

Electric Utilities - 0.1%
Duquesne Light Holdings, Inc.	782	15,374
Hawaiian Electric Industries, Inc.	792	21,432
		36,806

Electrical Equipment - 0.8%
American Power Conversion Corp.	1,758	38,606
Ametek, Inc.	696	30,311
Cooper Industries Ltd.	1,015	86,498

EQUITY SECURITIES - Cont'd	Shares	Value
Electrical Equipment - Cont'd
Emerson Electric Co.	4,048	$339,465
Genlyte Group, Inc.*	246	17,515
Hubbell, Inc., Class B	514	24,621
Roper Industries, Inc.	855	38,253
		575,269

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,196	137,167
Amphenol Corp.	881	54,560
Anixter International, Inc.	334	18,861
Arrow Electronics, Inc.*	1,193	32,724
Avnet, Inc.*	1,441	28,273
CDW Corp.	600	37,008
Flextronics International Ltd.*	5,690	71,922
Flir Systems, Inc.*	681	18,496
Ingram Micro, Inc.*	1,402	26,862
Jabil Circuit, Inc.	1,829	52,255
Mettler - Toledo International, Inc.*	396	26,195
Molex, Inc.	564	21,979
Sanmina-SCI Corp.*	5,244	19,613
Solectron Corp.*	9,012	29,379
Tech Data Corp.*	547	19,982
Tektronix, Inc.	824	23,838
Trimble Navigation Ltd.*	535	25,188
		644,302

Energy Equipment & Services - 0.6%
Cameron International Corp.*	1,099	53,093
FMC Technologies, Inc.*	681	36,570
Grant Prideco, Inc.*	1,290	49,059
Noble Corp.	1,351	86,707
SEACOR Holdings, Inc.*	215	17,737
Smith International, Inc.	2,092	81,170
Superior Energy Services, Inc.*	784	20,588
Tidewater, Inc.	555	24,525
TODCO*	606	20,967
Unit Corp.*	455	20,916
Universal Compression Holdings, Inc.*	293	15,661
Veritas DGC, Inc.*	328	21,589
		448,582

Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc.*	656	19,142
Costco Wholesale Corp.	4,652	231,111
CVS Corp.	7,982	256,382
Supervalu, Inc.	2,085	61,820
Sysco Corp.	6,112	204,447
Walgreen Co.	9,973	442,702
Whole Foods Market, Inc.	1,391	82,667
		1,298,271

EQUITY SECURITIES - Cont'd	Shares	Value
Food Products - 1.0%
Corn Products International, Inc.	729	$23,722
Del Monte Foods Co.*	1,963	20,513
Flowers Foods, Inc.	554	14,892
General Mills, Inc.	3,455	195,553
H.J. Heinz Co.	3,091	129,606
Hershey Foods Corp.	1,610	86,054
JM Smucker Co.	563	26,996
Kellogg Co.	2,459	121,770
McCormick & Co., Inc.	1,084	41,170
William Wrigley Jr. Co.	1,703	78,440
		738,716

Gas Utilities - 0.4%
AGL Resources, Inc.	768	28,032
Atmos Energy Corp.	791	22,583
Energen Corp.	650	27,216
Equitable Resources, Inc.	1,120	39,178
Nicor, Inc.	434	18,558
Oneok, Inc.	1,079	40,775
Peoples Energy Corp.	377	15,325
Piedmont Natural Gas Co., Inc.	696	17,616
Questar Corp.	834	68,196
Southern Union Co.	1,030	27,202
WGL Holdings, Inc.	479	15,012
		319,693

Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc.*	584	23,097
Beckman Coulter, Inc.	610	35,112
Becton Dickinson & Co.	2,266	160,138
Biomet, Inc.	2,250	72,427
Cooper Co's, Inc.	438	23,433
Cytyc Corp.*	1,108	27,124
Dade Behring Holdings, Inc.	850	34,136
Dentsply International, Inc.	1,419	42,726
Edwards Lifesciences Corp.*	575	26,789
Gen-Probe, Inc.*	507	23,773
Hologic, Inc.*	519	22,587
Hospira, Inc.*	1,539	58,897
Idexx Laboratories, Inc.*	306	27,889
Intuitive Surgical, Inc.*	360	37,962
Kinetic Concepts, Inc.*	523	16,454
Medtronic, Inc.	11,388	528,859
Mentor Corp.	411	20,710
ResMed, Inc.*	743	29,906
Respironics, Inc.*	710	27,413
St. Jude Medical, Inc.*	3,475	122,633
Stryker Corp.	2,751	136,422
Varian Medical Systems, Inc.*	1,289	68,820
		1,567,307

EQUITY SECURITIES - Cont'd	Shares	Value
Health Care Providers & Services - 2.4%
AMERIGROUP Corp.*	508	$15,011
AmerisourceBergen Corp.	1,986	89,767
Cardinal Health, Inc.	4,115	270,520
Caremark Rx, Inc.	4,359	247,025
Cigna Corp.	1,092	127,021
Coventry Health Care, Inc.*	1,594	82,123
DaVita, Inc.*	1,017	58,854
Express Scripts, Inc.*	1,147	86,587
Health Management Associates, Inc.	2,371	49,554
Health Net, Inc.*	1,128	49,091
Healthways, Inc.*	340	15,164
Henry Schein, Inc.*	869	43,572
Laboratory Corp. of America Holdings, Inc.*	1,228	80,520
LifePoint Hospitals, Inc.*	529	18,684
Lincare Holdings, Inc.*	923	31,973
Magellan Health Services, Inc.*	364	15,506
McKesson Corp.	2,996	157,949
Omnicare, Inc.	1,193	51,406
Patterson Co's, Inc.*	1,273	42,786
Quest Diagnostics, Inc.	1,505	92,046
Sierra Health Services, Inc.*	504	19,071
Universal Health Services, Inc., Class B	497	29,785
VCA Antech, Inc.*	807	29,100
WellCare Health Plans, Inc.*	341	19,311
		1,722,426

Health Care Technology - 0.2%
Cerner Corp.*	608	27,603
Emdeon Corp.*	2,743	32,121
IMS Health, Inc.	1,967	52,401
		112,125

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	815	32,673
Cheesecake Factory, Inc.*	738	20,066
Darden Restaurants, Inc.	1,319	56,018
Gaylord Entertainment Co.*	397	17,408
OSI Restaurant Partners, Inc.	692	21,943
Panera Bread Co.*	295	17,184
Ruby Tuesday, Inc.	572	16,125
Starbucks Corp.*	7,572	257,827
		439,244

Household Durables - 0.8%
American Greetings Corp.	525	12,138
Black & Decker Corp.	747	59,274
DR Horton, Inc.	2,692	64,473
Garmin Ltd.	1,138	55,512
Harman International Industries, Inc.	614	51,232
KB Home	779	34,120
MDC Holdings, Inc.	341	15,839
NVR, Inc.*	51	27,285
Pulte Homes, Inc.	2,103	67,002

EQUITY SECURITIES - Cont'd	Shares	Value
Household Durables - Cont'd
Ryland Group, Inc.	430	$18,580
Snap-On, Inc.	518	23,077
Standard-Pacific Corp.	636	14,946
Stanley Works	800	39,880
Whirlpool Corp.	768	64,598
		547,956

Household Products - 3.6%
Church & Dwight Co., Inc.	637	24,913
Colgate-Palmolive Co.	5,105	317,021
Kimberly-Clark Corp.	4,543	296,930
Procter & Gamble Co.	31,288	1,939,230
		2,578,094

Industrial Conglomerates - 0.8%
3M Co.	6,822	507,693
Carlisle Co.'s, Inc.	301	25,314
Teleflex, Inc.	356	19,808
		552,815

Insurance - 5.0%
ACE Ltd.	3,204	175,355
Aflac, Inc.	4,954	226,695
AMBAC Financial Group, Inc.	1,036	85,729
American Financial Group, Inc.	455	21,353
American National Insurance Co.	154	17,849
AmerUs Group Co.	376	25,572
Arch Capital Group Ltd.*	408	25,904
Arthur J. Gallagher & Co.	948	25,283
Axis Capital Holdings Ltd.	1,385	48,046
Brown & Brown, Inc.	1,116	34,105
Chubb Corp.	4,086	212,309
Cincinnati Financial Corp.	1,502	72,186
Commerce Group, Inc.	601	18,060
Conseco, Inc.*	1,505	31,590
Endurance Specialty Holdings Ltd.	582	20,521
Erie Indemnity Co.	508	26,604
Everest Re Group Ltd.	639	62,322
Fidelity National Financial, Inc.	1,705	71,013
First American Corp.	841	35,608
Hanover Insurance Group, Inc.	502	22,404
Hartford Financial Services Group, Inc.	2,998	260,076
HCC Insurance Holdings, Inc.	1,090	35,839
Lincoln National Corp.	2,768	171,837
Markel Corp.*	95	39,013
MBIA, Inc.	1,320	81,101
Mercury General Corp.	258	12,799
Montpelier Re Holdings Ltd.	1,006	19,506
Nationwide Financial Services, Inc.	527	25,349
Ohio Casualty Corp.	605	15,651
PartnerRe Ltd.	559	37,772
Philadelphia Consolidated Holding Co.*	583	23,192
Phoenix Co.'s, Inc.	1,109	15,526

EQUITY SECURITIES - Cont'd	Shares	Value
Insurance - Cont'd
Platinum Underwriters Holdings Ltd.	583	$17,974
Principal Financial Group	2,653	144,005
Progressive Corp.	7,115	174,602
Protective Life Corp.	633	28,960
Prudential Financial, Inc.	4,779	364,399
RenaissanceRe Holdings Ltd.	617	34,305
Safeco Corp.	1,146	67,534
St. Paul Travelers Co.'s, Inc.	6,823	319,930
StanCorp Financial Group, Inc.	537	23,966
Torchmark Corp.	974	61,469
Unitrin, Inc.	439	19,391
UnumProvident Corp.	3,375	65,441
White Mountains Insurance Group Ltd.	78	38,763
Willis Group Holdings Ltd.	1,186	45,068
WR Berkley Corp.	1,758	62,216
XL Capital Ltd.	1,769	121,530
		3,585,722

Internet & Catalog Retail - 0.4%
Amazon.Com, Inc.*	2,980	95,718
Expedia, Inc.*	2,574	40,360
Liberty Media Holding Corp. - Interactive*	6,602	134,549
Netflix, Inc.*	586	13,349
NutriSystem, Inc.*	281	17,503
		301,479

Internet Software & Services - 2.2%
Akamai Technologies, Inc.*	1,519	75,935
Digital River, Inc.*	388	19,834
eBay, Inc.*	10,405	295,086
Google, Inc.*	2,159	867,702
Yahoo!, Inc.*	12,763	322,649
		1,581,206

IT Services - 2.0%
Acxiom Corp.	653	16,103
Affiliated Computer Services, Inc.*	1,103	57,202
Automatic Data Processing, Inc.	5,681	268,939
Bisys Group, Inc.*	1,183	12,847
Ceridian Corp.*	1,369	30,611
Checkfree Corp.*	745	30,783
Cognizant Technology Solutions Corp.*	1,383	102,425
Convergys Corp.*	1,378	28,456
DST Systems, Inc.*	545	33,610
Electronic Data Systems Corp.	5,139	126,008
Fidelity National Information Services, Inc.	921	34,077
First Data Corp.	7,529	316,218
Fiserv, Inc.*	1,731	81,513
Global Payments, Inc.	784	34,504
Iron Mountain, Inc.*	1,179	50,626
MoneyGram International, Inc.	839	24,381
Paychex, Inc.	3,320	122,342
Sabre Holdings Corp.	1,293	30,243
Unisys Corp.*	3,375	19,103
		1,419,991

EQUITY SECURITIES - Cont'd	Shares	Value
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	2,824	$63,257
Mattel, Inc.	3,724	73,363
Pool Corp.	520	20,020
		156,640

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	664	14,316
Applera Corp. - Applied Biosystems Group	1,806	59,797
Invitrogen Corp.*	519	32,910
Millipore Corp.*	522	31,998
Nektar Therapeutics*	881	12,695
Pharmaceutical Product Development, Inc.	1,011	36,082
Techne Corp.*	367	18,666
Varian, Inc.*	305	13,990
Waters Corp.*	1,024	46,367
		266,821

Machinery - 1.7%
AGCO Corp.*	889	22,536
Briggs & Stratton Corp.	507	13,968
CLARCOR, Inc.	507	15,458
Cummins, Inc.	463	55,203
Danaher Corp.	2,374	163,023
Deere & Co.	2,316	194,336
Donaldson Co., Inc.	712	26,273
Dover Corp.	2,003	95,022
Flowserve Corp.*	553	27,976
Gardner Denver, Inc.*	515	17,036
Graco, Inc.	680	26,561
Harsco Corp.	409	31,759
IDEX Corp.	521	22,429
Illinois Tool Works, Inc.	4,802	215,610
JLG Industries, Inc.	1,039	20,583
Kennametal, Inc.	390	22,093
Lincoln Electric Holdings, Inc.	391	21,290
Pall Corp.	1,226	37,773
Parker Hannifin Corp.	1,178	91,566
Pentair, Inc.	999	26,164
Terex Corp.*	989	44,723
Toro Co.	415	17,500
		1,208,882

Marine - 0.0%
Kirby Corp.*	519	16,260

Media - 3.0%
Belo Corp.	887	14,023
Cablevision Systems Corp.	2,211	50,212
Discovery Holding Co.*	2,640	38,174
Dow Jones & Co., Inc.	512	17,173
E.W. Scripps Co.	800	38,344
Echostar Communications Corp.*	2,030	66,462
Getty Images, Inc.*	481	23,896
Harte-Hanks, Inc.	529	13,939

EQUITY SECURITIES - Cont'd	Shares	Value
Media - Cont'd
John Wiley & Sons, Inc.	395	$14,224
Lamar Advertising Co.*	869	46,413
Liberty Global, Inc.*	2,222	57,194
Liberty Media Holding Corp. - Capital *	1,320	110,312
McGraw-Hill Co.'s, Inc.	3,467	201,190
Meredith Corp.	397	19,584
New York Times Co.	1,423	32,701
NTL, Inc.	2,628	66,830
Omnicom Group, Inc.	1,680	157,248
R.H. Donnelley Corp.*	498	26,344
Sirius Satellite Radio, Inc.*	12,528	48,985
Time Warner, Inc.	39,163	713,942
Univision Communications, Inc.*	2,344	80,493
Valassis Communications, Inc.*	468	8,260
Viacom, Inc., Class B*	6,064	225,460
Washington Post Co., Class B	60	44,220
XM Satellite Radio Holdings, Inc.*	2,642	34,055
		2,149,678

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	609	19,573
Worthington Industries	707	12,062
		31,635

Multiline Retail - 1.2%
Dollar General Corp.	3,072	41,871
Dollar Tree Stores, Inc.*	1,040	32,198
Family Dollar Stores, Inc.	1,409	41,199
Kohl's Corp.*	2,992	194,241
Nordstrom, Inc.	2,147	90,818
Saks, Inc.	1,182	20,425
Target Corp.	7,658	423,105
		843,857

Multi-Utilities - 0.3%
Aquila, Inc.*	3,679	15,930
KeySpan Corp.	1,718	70,679
MDU Resources Group, Inc.	1,638	36,593
NiSource, Inc.	2,666	57,959
OGE Energy Corp.	886	31,993
Puget Energy, Inc.	1,132	25,730
		238,884

Office Electronics - 0.2%
Xerox Corp.*	8,902	138,515
Zebra Technologies Corp.*	693	24,768
		163,283

Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.*	509	15,122
Chesapeake Energy Corp.	3,957	114,674
Cimarex Energy Co.	814	28,645
Denbury Resources, Inc.*	1,172	33,871

EQUITY SECURITIES - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
EOG Resources, Inc.	2,380	$154,819
Helix Energy Solutions Group, Inc.*	813	27,154
Kinder Morgan, Inc.	1,071	112,294
OMI Corp.	658	14,285
Overseas Shipholding Group, Inc.	293	18,099
Pioneer Natural Resources Co.	1,229	48,079
Plains Exploration & Production Co.*	755	32,397
Quicksilver Resources, Inc.*	540	17,226
Range Resources Corp.	1,359	34,301
Southwestern Energy Co.*	1,646	49,166
St Mary Land & Exploration Co.	540	19,823
XTO Energy, Inc.	3,587	151,120
		871,075

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,426	149,272

Personal Products - 0.3%
Alberto-Culver Co.	817	41,332
Avon Products, Inc.	4,439	136,100
Estee Lauder Co.'s, Inc.	1,251	50,453
NBTY, Inc.*	596	17,445
		245,330

Pharmaceuticals - 6.7%
Allergan, Inc.	1,515	170,604
Barr Pharmaceuticals, Inc.*	987	51,265
Bristol-Myers Squibb Co.	19,256	479,860
Endo Pharmaceuticals Holdings, Inc.*	1,299	42,282
Forest Laboratories, Inc.*	3,158	159,826
Johnson & Johnson	29,302	1,902,872
Medicis Pharmaceutical Corp.	536	17,340
MGI Pharma, Inc.*	773	13,303
Pfizer, Inc.	72,206	2,047,762
		4,885,114

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,141	40,300
CB Richard Ellis Group, Inc.*	1,955	48,093
Forest City Enterprises, Inc.	578	31,385
Jones Lang LaSalle, Inc.	358	30,602
St. Joe Co.	734	40,275
		190,655

Road & Rail - 0.1%
Con-way, Inc.	472	21,155
Kansas City Southern*	745	20,346
Ryder System, Inc.	610	31,525
		73,026

EQUITY SECURITIES - Cont'd	Shares	Value
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	4,770	$118,534
Agere Systems, Inc.*	1,668	24,903
Altera Corp.*	3,571	65,635
Analog Devices, Inc.	3,558	104,570
Applied Materials, Inc.	15,410	273,219
Atmel Corp.*	4,420	26,697
Broadcom Corp.*	4,590	139,261
Cymer, Inc.*	387	16,993
Cypress Semiconductor Corp.*	1,376	24,452
Fairchild Semiconductor International, Inc.*	1,197	22,384
FormFactor, Inc.*	418	17,610
Freescale Semiconductor, Inc.*	1,338	50,911
Integrated Device Technology, Inc.*	1,975	31,718
Intel Corp.	57,316	1,178,990
Intersil Corp.	1,396	34,272
KLA-Tencor Corp.	1,966	87,428
Lam Research Corp.*	1,385	62,782
Linear Technology Corp.	2,992	93,111
LSI Logic Corp.*	3,937	32,362
Marvell Technology Group Ltd.*	4,538	87,901
MEMC Electronic Materials, Inc.*	1,680	61,538
Microchip Technology, Inc.	2,099	68,050
Micron Technology, Inc.*	7,124	123,958
National Semiconductor Corp.	3,194	75,155
Novellus Systems, Inc.*	1,253	34,658
Nvidia Corp.*	3,470	102,677
PMC - Sierra, Inc.*	2,059	12,230
Silicon Laboratories, Inc.*	511	15,851
Teradyne, Inc.*	1,954	25,715
Texas Instruments, Inc.	15,102	502,141
Varian Semiconductor Equipment Associates, Inc.*	565	20,736
Xilinx, Inc.	3,348	73,489
		3,609,931

Software - 5.3%
Adobe Systems, Inc.*	5,707	213,727
Amdocs Ltd.*	1,864	73,814
Autodesk, Inc.*	2,278	79,229
BEA Systems, Inc.*	3,838	58,338
BMC Software, Inc.*	2,014	54,821
Cadence Design Systems, Inc.*	2,795	47,403
Check Point Software Technologies Ltd.*	1,696	32,309
Citrix Systems, Inc.*	1,794	64,961
Compuware Corp.*	3,682	28,683
Electronic Arts, Inc.*	2,990	166,483
FactSet Research Systems, Inc.	369	17,922
Fair Isaac Corp.	643	23,514
Hyperion Solutions Corp.*	574	19,792
Intuit, Inc.*	3,088	99,094
Jack Henry & Associates, Inc.	844	18,374
Micros Systems, Inc.*	383	18,736
Microsoft Corp.	87,380	2,388,095
NAVTEQ Corp.*	912	23,812

EQUITY SECURITIES - Cont'd	Shares	Value
Software - Cont'd
Novell, Inc.*	3,340	$20,441
Parametric Technology Corp.*	1,094	19,101
Red Hat, Inc.*	1,878	39,588
Reynolds & Reynolds Co.	641	25,326
Salesforce.com, Inc.*	816	29,278
Sybase, Inc.*	884	21,428
Symantec Corp.*	9,734	207,140
Synopsys, Inc.*	1,383	27,273
TIBCO Software, Inc.*	2,072	18,607
		3,837,289

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,044	34,389
Barnes & Noble, Inc.	523	19,843
Bed Bath & Beyond, Inc.*	2,781	106,401
Best Buy Co., Inc.	3,916	209,741
Borders Group, Inc.	637	12,995
Carmax, Inc.*	1,049	43,754
Chico's FAS, Inc.*	1,730	37,247
GameStop Corp.*	403	18,651
Gap, Inc.	5,986	113,435
Guitar Center, Inc.*	256	11,438
Home Depot, Inc.	20,368	738,747
Limited Brands, Inc.	3,317	87,867
Lowe's Co.'s, Inc.	15,262	428,252
Office Depot, Inc.*	2,791	110,803
O'Reilly Automotive, Inc.*	1,107	36,763
PETsMART, Inc.	1,380	38,295
RadioShack Corp.	1,323	25,534
Ross Stores, Inc.	1,414	35,930
Staples, Inc.	7,207	175,346
TJX Co.'s, Inc.	4,512	126,471
Tractor Supply Co.*	340	16,408
Williams-Sonoma, Inc.*	918	29,734
		2,458,044

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,107	35,911
Nike, Inc., Class B	1,757	153,948
Phillips-Van Heusen Corp.	543	22,681
Timberland Co.*	507	14,587
		227,127

Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	900	27,738
Downey Financial Corp.	204	13,574
First Niagara Financial Group, Inc.	1,095	15,965
Freddie Mac	6,805	451,376
Fremont General Corp.	665	9,303
Golden West Financial Corp.	3,017	233,063
Hudson City Bancorp, Inc.	5,214	69,086
IndyMac Bancorp, Inc.	676	27,824
MGIC Investment Corp.	861	51,634

EQUITY SECURITIES - Cont'd	Shares	Value
Thrifts & Mortgage Finance - Cont'd
New York Community Bancorp, Inc.	2,636	$43,178
Peoples Bank Bridgeport	585	23,172
PMI Group, Inc.	853	37,370
Radian Group, Inc.	812	48,720
Sovereign Bancorp, Inc.	3,217	69,198
Washington Federal, Inc.	853	19,141
Washington Mutual, Inc.	9,467	411,530
Webster Financial Corp.	517	24,356
		1,576,228

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,387	53,497
MSC Industrial Direct Co., Inc.	480	19,555
United Rentals, Inc.*	659	15,322
W.W. Grainger, Inc.	780	52,276
WESCO International, Inc.*	476	27,622
		168,272

Water Utilities - 0.0%
Aqua America, Inc.	1,299	28,500

Wireless Telecommunication Services - 0.8%
Alltel Corp.	3,822	212,121
American Tower Corp.*	4,148	151,402
Crown Castle International Corp.*	1,986	69,987
Leap Wireless International, Inc.*	436	21,142
NII Holdings, Inc., Class B*	1,374	85,408
SBA Communications Corp.*	871	21,191
Telephone & Data Systems, Inc.	503	21,176
		582,427

Total Equity Securities (Cost $61,381,587)		70,610,934

U.S. Government Agencies	Principal
And Instrumentalities - 2.0%	Amount	Value
Federal Home Loan Bank Discount Notes, 10/2/06	$1,500,000	$1,499,813

Total U.S. Government Agencies and Instrumentalities (Cost $1,499,813)		1,499,813

U.S. TREASURY - 0.3%
United States Treasury Bills, 2/1/07 (l)	200,000	196,637

Total U.S. Treasury (Cost $196,637)		196,637

TOTAL INVESTMENTS (Cost $63,078,037) - 99.8%		72,307,384
Other assets and liabilities, net - 0.2%		119,190
Net Assets - 100%		$72,426,574

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $.01 par value authorized:
Class A: 3,947,854 shares outstanding		$42,627,563
Class B: 421,644 shares outstanding		4,315,738
Class C: 575,515 shares outstanding		6,157,722
Class I: 1,006,269 shares outstanding		17,783,939
Undistributed net investment income		416,309
Accumulated net realized gain (loss) on investments		(8,140,432)
Net unrealized appreciation (depreciation) on investments		9,265,735
Net Assets		$72,426,574

Net Asset Value Per Share
Class A (based on net assets of $48,265,068)		$12.23
Class B (based on net assets of $4,949,210)		$11.74
Class C (based on net assets of $6,750,642)		$11.73
Class I (based on net assets of $12,461,654)		$12.38

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	3	12/06	$501,375	$11,171
S&P 500 Index^	5	12/06	1,681,750	25,217
Total Purchased				$36,388

*     Non-income producing security.

(l)     Collateral for futures contracts.

^     Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2006

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $169)	$1,006,857
Interest income	67,735
Total investment income	1,074,592

Expenses:
Investment advisory fee	141,845
Transfer agency fees and expenses	133,827
Distribution Plan expenses:
Class A	114,388
Class B	47,835
Class C	62,617
Directors' fees and expenses	8,546
Administrative fees	134,043
Accounting fees	19,436
Custodian fees	78,280
Registration fees	46,907
Reports to shareholders	20,715
Professional fees	22,104
Miscellaneous	20,409
Total expenses	850,952
Reimbursement from Advisor:
Class A	(203,418)
Class B	(22,852)
Class C	(21,812)
Class I	(33,412)
Fees paid indirectly	(18,324)
Net expenses	551,134

Net Investment Income	523,458

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(413,034)
Futures	54,574
(358,460)

Change in unrealized appreciation or (depreciation) on:
Investments	5,165,997
Futures	33,866
5,199,863

Net Realized and Unrealized Gain
(Loss)	4,841,403

Increase (Decrease) in Net Assets
Resulting From Operations	$5,364,861

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$523,458	$565,810
Net realized gain (loss) on investments	(358,460)	(1,364,920)
Change in unrealized appreciation (depreciation)	5,199,863	5,465,608

Increase (Decrease) in Net Assets
Resulting From Operations	5,364,861	4,666,498

Distributions to shareholders from:
Net investment income:
Class A shares	(340,567)	(428,340)
Class B shares	--	(5,255)
Class C shares	--	(6,478)
Class I shares	(22,309)	(28,299)
Total distributions	(362,876)	(468,372)
Capital share transactions:
Shares sold:
Class A shares	9,928,602	10,162,398
Class B shares	686,760	989,441
Class C shares	1,480,859	1,665,230
Class I shares	9,618,110	1,010,899
Reinvestment of distributions:
Class A shares	304,765	386,484
Class B shares	--	4,086
Class C shares	--	4,353
Class I shares	22,309	28,299
Redemption fees:
Class A shares	595	144
Class B shares	3	--
Class C shares	465	2
Shares redeemed:
Class A shares	(9,736,530)	(9,439,515)
Class B shares	(723,937)	(787,763)
Class C shares	(735,899)	(1,432,491)
Class I shares	(68,005)	(26,126)
Total capital share transactions	10,778,097	2,565,441

Total Increase (Decrease) in Net Assets	15,780,082	6,763,567

Net Assets
Beginning of year	56,646,492	49,882,925
End of year (including undistributed net investment income of $416,309 and $255,727, respectively)	$72,426,574	$56,646,492

See notes to financial statements.

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2006	2005
Shares sold:
Class A shares	847,868	929,125
Class B shares	60,727	93,664
Class C shares	131,264	156,695
Class I shares	801,557	92,178
Reinvestment of distributions:
Class A shares	26,071	34,172
Class B shares	--	372
Class C shares	--	397
Class I shares	1,892	2,489
Shares redeemed:
Class A shares	(831,549)	(862,552)
Class B shares	(64,373)	(73,755)
Class C shares	(65,922)	(134,287)
Class I shares	(5,700)	(2,360)
Total capital share activity	901,835	236,138

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2006 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). Prior to September 27, 2006, the redemption fee applied to redemptions, including exchanges, made within five days for all Class I shares. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

New Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $13,064 was payable at year end. In addition, $564 was receivable from the Advisor for reimbursement of operating expenses paid during September 2006.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2007. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. Prior to February 1, 2006, the contractual expense cap was .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $11,888 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $19,293 was payable at year end.

The Distributor received $30,971 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2006.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $33,341 for the year ended September 30, 2006. Under the terms of the agreement, $2,598 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

On December 2, 2005, shareholders approved the reorganization of several Calvert Fund Boards. As a result of this reorganization, Directors now oversee additional portfolios. Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $34,000 ($1,000 prior to December 2, 2005) plus a meeting fee of $2,000 for each Board meeting attended. An additional Chair support fee of $24,000 annually is paid to the Fund Chair. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board and the lead disinterested Director. Directors' fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, cost of purchases and proceeds from sales of investments, other than short-term securities, were $19,081,827 and $7,614,892 respectively.

The cost of investments owned at September 30, 2006 for federal income tax purposes was $66,777,182. Net unrealized appreciation aggregated $5,530,202, of which $10,720,974 related to appreciated securities and $5,190,772 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069, $900,355 and $534,245 at September 30, 2006 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011, September 2012 and September 2014, respectively.

The tax character of dividends and distributions paid during the years ended September 30, 2006, and September 30, 2005, were as follows:

Distributions paid from:	2006	2005
Ordinary income	$362,876	$468,372
Total	$362,876	$468,372

As of September 30, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$416,309
Capital loss carryforward	(4,404,898)
Unrealized appreciation (depreciation)	5,530,202
$1,541,613

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and the tax treatment of Section 1256 contracts.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2006. For the year ended September 30, 2006, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$5,448	4.88%	$1,053,546	December 2005

Tax Information (Unaudited)

For corporate shareholders, a total of 100% of the ordinary distributions paid during fiscal year ending September 30, 2006 qualify for the corporate dividends received deduction and have been identified as qualified dividend income. Additional information will be provided to shareholders in January 2007 for use in preparing 2006 income tax returns.

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2006 (z)	2005 (z)
Net asset value, beginning	$11.29	$10.43
Income from investment operations
Net investment income	.11	.13
Net realized and unrealized gain (loss)	.92	.84
Total from investment operations	1.03	.97
Distributions from:
Net investment income	(.09)	(.11)
Total distributions	(.09)	(.11)
Total increase (decrease) in net asset value	.94	.86
Net asset value, ending	$12.23	$11.29

Total return*	9.14%	9.31%
Ratios to average net assets: A
Net investment income	.96%	1.21%
Total expenses	1.22%	1.34%
Expenses before offsets	.78%	.77%
Net expenses	.75%	.75%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$48,265	$44,108

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.55	$7.50	$9.68
Income from investment operations
Net investment income	.06	.05	.03
Net realized and unrealized gain (loss)	.87	2.03	(2.17)
Total from investment operations	.93	2.08	(2.14)
Distributions from:
Net investment income	(.05)	(.03)	(.04)
Total distributions	(.05)	(.03)	(.04)
Total increase (decrease) in net asset value	.88	2.05	(2.18)
Net asset value, ending	$10.43	$9.55	$7.50

Total return*	9.73%	27.88%	(22.27%)
Ratios to average net assets: A
Net investment income	.64%	.63%	.36%
Total expenses	1.48%	1.62%	1.65%
Expenses before offsets	.77%	.77%	.77%
Net expenses	.75%	.75%	.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$39,684	$27,802	$17,663

Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2006 (z)	2005 (z)
Net asset value, beginning	$10.87	$10.05
Income from investment operations
Net investment income (loss)	**	.02
Net realized and unrealized gain (loss)	.87	.81
Total from investment operations	.87	.83
Distributions from:
Net investment income	--	(.01)
Total distributions	--	(.01)
Total increase (decrease) in net asset value	.87	.82
Net asset value, ending	$11.74	$10.87

Total return*	8.00%	8.29%
Ratios to average net assets: A
Net investment income (loss)	(.04%)	.21%
Total expenses	2.26%	2.43%
Expenses before offsets	1.78%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$4,949	$4,623

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.30	$7.38	$9.60
Income from investment operations
Net investment income (loss)	(.03)	.01	(.03)
Net realized and unrealized gain (loss)	.83	1.94	(2.18)
Total from investment operations	.80	1.95	(2.21)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	.75	1.92	(2.22)
Net asset value, ending	$10.05	$9.30	$7.38

Total return*	8.57%	26.55%	(23.05%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	(.37%)	(.62%)
Total expenses	2.61%	3.05%	3.44%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$4,072	$2,369	$1,164

Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2006 (z)	2005 (z)
Net asset value, beginning	$10.86	$10.05
Income from investment operations
Net investment income (loss)	**	.02
Net realized and unrealized gain (loss)	.87	.80
Total from investment operations	.87	.82
Distributions from:
Net investment income	--	(.01)
Total distributions	--	(.01)
Total increase (decrease) in net asset value	.87	.81
Net asset value, ending	$11.73	$10.86

Total return*	8.01%	8.19%
Ratios to average net assets: A
Net investment income (loss)	(.04%)	.21%
Total expenses	2.13%	2.30%
Expenses before offsets	1.78%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$6,751	$5,542

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.29	$7.37	$9.58
Income from investment operations
Net investment income (loss)	(.03)	.01	(.04)
Net realized and unrealized gain (loss)	.84	1.94	(2.16)
Total from investment operations	.81	1.95	(2.20)
Distributions from:
Net investment income	(.05)	(.03)	(.01)
Total distributions	(.05)	(.03)	(.01)
Total increase (decrease) in net asset value	.76	1.92	(2.21)
Net asset value, ending	$10.05	$9.29	$7.37

Total return*	8.69%	26.59%	(23.00%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	(.36%)	(.63%)
Total expenses	2.46%	2.88%	2.93%
Expenses before offsets	1.77%	1.77%	1.77%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$4,896	$2,534	$1,391

Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2006 (z)	2005 (z)
Net asset value, beginning	$11.38	$10.59
Income from investment operations
Net investment income	.17	.16
Net realized and unrealized gain (loss)	.92	.87
Total from investment operations	1.09	1.03
Distributions from:
Net investment income	(.09)	(.24)
Total distributions	(.09)	(.24)
Total increase (decrease) in net asset value	1.00	.79
Net asset value, ending	$12.38	$11.38

Total return*	9.61%	9.76%
Ratios to average net assets: A
Net investment income	1.46%	1.50%
Total expenses	.80%	1.35%
Expenses before offsets	.26%	.40%
Net expenses	.24%	.38%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$12,462	$2,374

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.67	$7.56	$9.73
Income from investment operations
Net investment income	.10	.09	.06
Net realized and unrealized gain (loss)	.87	2.06	(2.18)
Total from investment operations	.97	2.15	(2.12)
Distributions from:
Net investment income	(.05)	(.04)	(.05)
Total distributions	(.05)	(.04)	(.05)
Total increase (decrease) in net asset value	.92	2.11	(2.17)
Net asset value, ending	$10.59	$9.67	$7.56

Total return*	10.03%	28.46%	(21.99%)
Ratios to average net assets: A
Net investment income	1.02%	1.01%	.73%
Total expenses	1.06%	1.19%	1.20%
Expenses before offsets	.39%	.39%	.39%
Net expenses	.38%	.38%	.38%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$1,231	$4,518	$3,622

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(z)     Per share figures are calculated using the Average Shares Method.

*     Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**     Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Director and Officer Information Table

# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Age	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
DISINTERESTED DIRECTORS/TRUSTEES
REBECCA ADAMSON AGE: 57	Trustee Director Director Director	1989 CSIF 2000 Impact 2000 CSIS 2005 CWVF	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	14	Tom's of Maine Calvert Foundation
RICHARD L. BAIRD, JR. AGE: 58	Trustee Director Director Director	1982 CSIF 2000 CSIS 2005 CWVF 2005 Impact	President and CEO of the Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26
FREDERICK A. DAVIE, JR. AGE: 50	Trustee Director Director Director	2001 CSIF 2001 CSIS 2005 CWVF 2005 IMPACT	Vice President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	14	Auburn Seminary Faith Center for Community Development FoodChange
JOHN GUFFEY, JR. AGE: 58	Trustee Director Director Director	1982 CSIF 1992 CWVF 2000 CSIS 2005 IMPACT	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 44	Director Trustee Director Director	2000 Impact 2005 CSIF 2005 CSIS 2005 CWVF	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	14	Bridgeway Funds (11)
JOY V. JONES AGE: 56	Trustee Director Director Director	1990 CSIF 2000 Impact 2000 CSIS 2005 CWVF	Attorney and entertainment manager in New York City.	14	Chair, Advisory Board of Lienhard School of Nursing, Pace University Director, The Twenty-First Century Foundation
TERRENCE J. MOLLNER, Ed.D. AGE: 61	Trustee Director Director Director	1982 CSIF 1992 CWVF 2000 CSIS 2005 IMPACT	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	14	United Way of Hampshire County Calvert Foundation Ben & Jerry's Homemade, Inc.
SYDNEY AMARA MORRIS AGE: 57	Trustee Director Director Director	1982 CSIF 2000 CSIS 2005 CWVF 2005 IMPACT	Rev. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School. She currently chairs the Umbrian Universalist Committee on Socially Responsible Investing.	14
RUSTUM ROY AGE: 82	Director Trustee Director Director	1992 CWVF 2005 CSIF 2005 CSIS 2005 IMPACT	Evan Pugh Professor of the Solid State and of Geo-chemistry Emeritus, at Pennsylvania State University, Distinguished Professor of materials, Arizona State University; & visiting Professor of Medicine, University of Arizona.	14	Chairperson, Friends of Health Chairperson, Campaign for Better Health
TESSA TENNANT AGE: 47	Director Trustee Director Director	1992 CWVF 2005 CSIF 2005 CSIS 2005 IMPACT	Chair of ASrIA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of Green and Ethical Investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	14	Solar Century Company, Ltd. Robeco Sustainable Equity Fund
INTERESTED DIRECTORS/TRUSTEES
BARBARA J. KRUMSIEK AGE: 54	Director & President Trustee & Senior Vice President Director & Senior Vice President Director & President	1997 CWVF 1997 CSIF 2000 CSIS 2000 Impact	President, Chief Executive Officer and Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
D. WAYNE SILBY, Esq. AGE: 58	Trustee, Chair & President Director & Chair Director, Chair & President Director & Chair	1982 CSIF 1992 CWVF 2000 CSIS 2000 Impact	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm. (inactive as of 2003).	26	UNIFI Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation Studio School Fund Syntao.com China
OFFICERS
KAREN BECKER AGE: 54	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 47	Officer	1988 CSIF 1992 CWVF 2000 CSIS 2000 Impact	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Officer	2004 CSIF	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 38	Officer	1996 CSIF 1996 CWVF 2000 CSIS 2000 Impact	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Funds.
STEVEN A. FALCI AGE: 47	Officer	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 33	Officer	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to joining Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB AGE: 56	Officer	2004 CSIF	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 56	Officer	1996 CSIF 1996 CWVF 2000 CSIS 2000 Impact	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 41	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 36	Officer	2002	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.
JANE B. MAXWELL, Esq. AGE: 54	Officer	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
ANDREW K. NIEBLER, Esq. AGE: 39	Officer	2006	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for 7 years.
CATHERINE P. ROY AGE: 50	Officer	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 59	Officer	1990 CSIF 1992 CWVF 2000 CSIS 2000 Impact	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 54	Officer	1982 CSIF 1992 CWVF 2000 CSIS 2000 Impact	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 45	Officer	1999 CSIF 1999 CWVF 2000 CSIS 2000 Impact	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors/Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors/Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/06
	$	%*	$	% *

(a) Audit Fees	$13,750		$14,190
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,640	0%	$2,750	0%
(d) All Other Fees	$0	0%	$0	0%
Total	$16,390	0%	$16,940	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/06
$	%*	$	% *
$21,000	0%*	$5,000	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2006.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer

Date: December 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer

Date: December 1, 2006

By:	/s/ D. Wayne Silby D. Wayne Silby President -- Principal Executive Officer

Date: December 1, 2006

By:	/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer -- Principal Financial Officer